Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AAM BRENTVIEW DIVIDEND GROWTH ETF | AAM BRENTVIEW DIVIDEND GROWTH ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.47%
AAM Low Duration Preferred and Income Securities ETF | AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.91%	5.97%	8.21%	(13.24%)	4.59%	5.24%
AAM S&P 500 High Dividend Value ETF | AAM S&P 500 High Dividend Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.83%	14.25%	5.48%	(2.22%)	29.41%	(6.16%)	20.52%	(6.13%)
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.24%
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.34%
AAM SLC Low Duration Income ETF | AAM SLC Low Duration Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.39%
AAM Transformers ETF | AAM Transformers ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.60%	19.90%	44.62%